Non-life and Life and Health Reserves - Components of Non-life reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of non-life reserves [Line Items]
Non-life reserves	$ 12,047,792	$ 11,395,321
Non Life
Components of non-life reserves [Line Items]
Case reserves	4,881,892	4,646,633
ACRs	140,464	171,381
IBNR reserves	7,025,436	6,577,307
Non-life reserves	$ 12,047,792	$ 11,395,321	$ 10,363,383	$ 9,895,376